UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09141
Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	February 28, 2006

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust                                                                                        as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.3%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.2%
$2,950	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,990,798
		$2,990,798
Education — 2.7%
2,250	California Educational Facilities Authority, Stanford University, Residual Certificates, Variable Rate, 11.25%, 12/1/32 (1)(2)	2,815,155
300	Maryland HEFA, (Loyola College), 5.125%, 10/1/45	312,021
3,430	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,728,136
		$6,855,312
Electric Utilities — 11.5%
6,500	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	7,100,470
1,300	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	1,310,621
2,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	2,254,100
3,550	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	3,597,428
7,250	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	7,949,915
1,000	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	1,066,700
3,400	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	3,626,780
2,550	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	2,720,085
		$29,626,099
Escrowed / Prerefunded — 10.4%
3,000	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33	3,757,380
35,000	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	16,699,550
3,185	Florida Capital Projects Finance Authority, Student Housing Revenue, (University of Central Florida), Prerefunded to 8/15/10 , 7.75%, 8/15/20	3,697,849
920	Longleaf, FL, Community Development District, Prerefunded to 5/1/06, 6.65%, 5/1/20	942,706
1,400	Mesquite, TX, Health Facilities Authority, (Christian Retirement Facility), Prerefunded to 2/15/10, 7.625%, 2/15/28	1,609,034
		$26,706,519

General Obligations — 7.1%
$1,500	California, 5.25%, 11/1/29	$1,605,885
4,950	California, 5.50%, 11/1/33	5,471,730
3,100	California, (AMT), 5.05%, 12/1/36	3,171,827
1,200	New York, NY, Variable Rate, 8.88%, 6/1/28 (1)(2)	1,430,676
5,000	Puerto Rico, Variable Rate, 7.666%, 7/1/29 (1)(3)	6,570,150
		$18,250,268
Health Care-Miscellaneous — 1.1%
576	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.00%, 12/1/36	585,757
1,521	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 6.25%, 12/1/36	1,637,692
577	Tax Exempt Securities Trust, Community Health Provider, Pooled Loan Program, 7.75%, 12/1/36	585,034
		$2,808,483
Hospital — 22.0%
2,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	2,024,740
3,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	3,579,520
600	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	611,052
1,260	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,269,841
1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,237,620
865	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.35%, 11/15/17	911,693
975	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.40%, 11/15/29	1,020,874
1,000	Halifax, FL, Medical Center, 7.25%, 10/1/24	1,121,950
6,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	6,462,600
2,680	Highland County, OH, (Joint Township Hospital District), 6.75%, 12/1/29	2,826,489
5,000	Illinois Health Facility Authority, (Loyola University Health System), 6.00%, 7/1/21	5,336,350
595	Indiana HEFA, (Clarian Health Partners), 4.75%, 2/15/34	590,799
5,275	Indiana HEFA, (Clarian Health Partners), 5.00%, 2/15/36	5,355,602
2,575	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	2,564,957
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	2,130,820
700	Maryland HEFA, (Peninsula Regional Medical Center), 5.00%, 7/1/36	724,255
945	Mecosta County, MI, General Hospital, 5.75%, 5/15/09	970,203
2,500	Mecosta County, MI, General Hospital, 6.00%, 5/15/18	2,567,525

$1,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	$1,675,665
5,000	North Central, TX, Health Facility Development Corp., (Baylor Healthcare System), 5.125%, 5/15/29	5,129,450
1,420	Oneonta, AL, Eastern Health Care Facility Financing Authority, (Eastern Health Systems, Inc.), 7.75%, 7/1/21	1,571,202
7,000	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	7,061,530
		$56,744,737
Housing — 13.0%
990	California Statewide Communities Development Authority, (AMT), Variable Rate, 28.198%, 12/1/34 (1)(2)(4)	1,759,250
2,420	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.35%, 7/1/40	2,447,733
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19	4,443,680
4,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09 (1)	4,284,920
1,765	Lake Creek, CO, Affordable Housing Corp., Multifamily, 7.00%, 12/1/23	1,769,236
4,410	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	4,545,299
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49 (1)	4,312,600
2,975	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	3,038,010
3,495	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,728,746
970	Raleigh, NC, Housing Authority, Multifamily, (Cedar Point), 7.00%, 11/1/30(5)	10
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	3,165,921
		$33,495,405
Industrial Development Revenue — 9.8%
1,825	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	1,758,255
1,700	Broward County, FL, IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	1,671,280
1,300	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,364,727
1,750	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (5)	1,759,415
1,220	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	1,216,145
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.) (AMT), 5.70%, 4/1/32	2,572,700
1,000	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21 (5)	661,580
6,000	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	5,818,020
1,500	New York City, NY, IDA, (AMT), Variable Rate, 21.684%, 8/1/23 (1)(2)	2,098,710

$1,300	New York City, NY, IDA, (American Airlines, Inc.), (AMT), Variable Rate, 7.75%, 8/1/31	$1,405,638
875	New York City, NY, IDA, (AMT), Variable Rate, 23.712%, 8/1/28 (1)(2)	1,218,367
4,350	Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	3,640,428
		$25,185,265
Insured-Education — 1.2%
3,000	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 6.92%, 10/1/27 (1)(3)	3,232,950
		$3,232,950
Insured-Electric Utilities — 0.6%
1,350	Wamego, KS, PCR, (MBIA), 5.30%, 6/1/31	1,454,692
		$1,454,692
Insured-General Obligations — 13.0%
2,625	California, (FGIC), Variable Rate, 11.25%, 9/1/30 (1)(2)	3,272,692
500	California, (FGIC), Variable Rate, 51.27%, 12/1/29 (1)(2)(4)	1,332,650
30,160	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/22	14,448,450
13,000	Illinois Development Finance Authority, (Local Government Program-Elgin School District-U46), (FSA), 0.00%, 1/1/20	7,136,480
2,500	Los Angeles, CA, Unified School District, (FGIC), 5.00%, 7/1/22	2,686,075
4,000	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27 (1)(2)	4,767,760
		$33,644,107
Insured-Hospital — 9.7%
19,585	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/25	8,158,719
22,420	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/26	8,967,327
10,000	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	3,801,500
4,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), Variable Rate, 7.755%, 7/1/28 (1)(2)	4,163,280
		$25,090,826
Insured-Housing — 2.0%
4,525	Virginia Housing Development Authority, (MBIA), Variable Rate, 9.77%, 7/1/36 (1)(2)	5,167,686
		$5,167,686
Insured-Special Tax Revenue — 1.6%
4,100	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	4,170,315
		$4,170,315

Insured-Transportation — 20.7%
$1,500	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,551,360
3,500	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32	3,643,535
2,983	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), Variable Rate, 13.26%, 5/1/10 (1)(2)	3,802,430
25,500	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 3/1/36	5,359,590
2,400	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 8.564%, 1/1/37 (1)(2)	2,541,744
5,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32	5,285,900
5,500	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 5.375%, 1/1/40	5,766,530
9,835	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	11,336,018
2,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.495%, 7/1/32 (1)(2)	2,276,360
7,000	San Antonio, TX, Airport System, (Improvements), (FGIC), (AMT), 5.25%, 7/1/21	7,351,400
9,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,577,580
		$53,492,447
Nursing Home — 2.2%
635	Okaloosa County, FL, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	624,237
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	2,072,560
2,820	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	2,909,309
		$5,606,106
Other Revenue — 13.3%
3,930	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	4,248,055
1,955	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	2,155,896
3,865	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	3,972,872
2,900	Golden State Tobacco Securitization Corp., CA, Variable Rate, 7.985%, 6/1/38 (1)(3)(4)	3,580,398
3,160	Golden Tobacco Securitization Corp., CA, 6.75%, 6/1/39	3,563,532
1,500	Mohegan Tribe Indians, CT, Gaming Authority, (Public Improvements), 6.25%, 1/1/21	1,620,285
3,900	Puerto Rico Infrastructure Financing Authority, Variable Rate, 14.505%, 10/1/32 (1)(2)(6)	5,555,355
3,300	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	3,358,608
1,290	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	1,452,192

$3,000	Tobacco Settlement Financing Corp., NJ, Variable Rate, 10.51%, 6/1/39 (1)(3)(4)	$3,754,380
1,000	Tobacco Settlement Financing Corp., VA, Variable Rate, 9.044%, 6/1/37 (1)(2)(4)	1,080,280
		$34,341,853
Senior Living / Life Care — 1.7%
3,210	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	1,893,611
3,240	Logan County, CO, Industrial Development Revenue, (TLC Care Choices, Inc.), 6.875%, 12/1/23	2,639,498
		$4,533,109
Special Tax Revenue — 3.1%
3,280	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	3,362,000
340	Longleaf, FL, Community Development District, 6.20%, 5/1/09	340,942
735	Longleaf, FL, Community Development District, 6.65%, 5/1/20	752,346
1,150	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	1,205,626
2,115	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,257,720
		$7,918,634
Transportation — 1.4%
1,500	Augusta, GA, (AMT), 5.35%, 1/1/28	1,536,825
1,875	Kent County, MI, Airport Facility, Variable Rate, 10.04%, 1/1/25 (1)(2)	2,037,375
		$3,574,200
Total Tax-Exempt Investments — 149.3% (identified cost $349,085,725)		$384,889,811
Other Assets, Less Liabilities — 1.5%		$3,930,852
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.8)%		$(131,026,908)
Net Assets Applicable to Common Shares — 100.0%		$257,793,755

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

At February 28, 2006, the concentration of the Trust’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.5%
Colorado	12.2%
Illinois	11.8%
Puerto Rico	11.8%
Texas	16.4%
Others, representing less than 10% individually	80.6%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 32.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 11.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $71,055,168 or 27.6% of the Trust’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(4)	Security is subject to a shortfall and forbearance agreement.
(5)	Defaulted bond.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 28, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
06/06	1,400 U.S. Treasury Bond	Short	$(157,515,925)	$(158,331,250)	$(815,325)

At February 28, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$348,436,105
Gross unrealized appreciation	$39,557,155
Gross unrealized depreciation	(3,103,449)
Net unrealized appreciation	$36,453,706

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	April 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	April 27, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	April 27, 2006